Acquisition - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities (Details) - Discontinued Operations [Member] ¥ in Thousands, $ in Thousands	Aug. 26, 2025 CNY (¥)	Aug. 26, 2025 USD ($)	Apr. 01, 2025 CNY (¥)	Apr. 01, 2025 USD ($)
Star Home [Member]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Total consideration
Cash acquired			28	4
Prepaid expenses and other current assets			662	95
Current liabilities			(1,268)	(181)
Total net assets acquired			(578)	(82)
30% Equity Value with non-controlling interests
Goodwill			578	82
SH Entertainment [Member]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Total consideration			¥ 7,930	$ 1,134
Cash acquired	¥ 1,759	$ 252
Prepaid expenses and other current assets	679	97
Property and equipment, net	662	95
Long term deposits and other assets	960	137
Current liabilities	(251)	(36)
Total net assets acquired	3,809	545
30% Equity Value with non-controlling interests	869	124
Goodwill	¥ 3,252	$ 465